Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross value
Gross value Beginning Balance	$ 64,888	$ 18,957
Additions	2,660	1,374
Additions through business combination		44,557
Currency translation adjustments	5
Gross value Ending Balance	67,548	64,888
Accumulated amortization and impairment Beginning Balance	(18,722)	(15,509)
Additions	(4,494)	(3,169)
Impairment		(44)
Accumulated amortization and impairment Ending Balance	(23,211)	(18,722)
Net value	44,337	46,166
Patents and Software licenses [Member]
Gross value
Gross value Beginning Balance	5,134	5,134
Currency translation adjustments
Gross value Ending Balance	5,134	5,134
Accumulated amortization and impairment Beginning Balance	(5,134)	(4,910)
Additions		(224)
Accumulated amortization and impairment Ending Balance	(5,134)	(5,134)
Net value	0	0
Internally developed intangible assets [Member]
Gross value
Gross value Beginning Balance	10,372	9,323
Additions	2,660	1,049
Currency translation adjustments	5
Gross value Ending Balance	13,032	10,372
Accumulated amortization and impairment Beginning Balance	(8,722)	(7,736)
Additions	(343)	(942)
Impairment		(44)
Accumulated amortization and impairment Ending Balance	(9,060)	(8,722)
Net value	3,972	1,650
Externally acquired Intellectual property [Member]
Gross value
Gross value Beginning Balance	41,375	4,500
Additions		325
Additions through business combination		36,550
Currency translation adjustments
Gross value Ending Balance	41,375	41,375
Accumulated amortization and impairment Beginning Balance	(4,353)	(2,863)
Additions	(2,919)	(1,490)
Accumulated amortization and impairment Ending Balance	(7,272)	(4,353)
Net value	34,103	37,022
Customers [Member]
Gross value
Gross value Beginning Balance	8,007
Additions through business combination		8,007
Currency translation adjustments
Gross value Ending Balance	8,007	8,007
Accumulated amortization and impairment Beginning Balance	(513)
Additions	(1,232)	(513)
Accumulated amortization and impairment Ending Balance	(1,745)	(513)
Net value	$ 6,262	$ 7,494